Annual Total Returns- NASDAQ-100 Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - NASDAQ-100 Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.42%	17.14%	35.06%	17.84%	8.59%	5.93%	31.21%	(1.37%)	37.53%	46.78%